UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203 622-2978

Date of fiscal year end:

9/30

Date of reporting period: 9/30/07

Item 1.  Reports to Stockholders.

IPO PLUS

AFTERMARKET FUND

2007 Annual Report

September 30, 2007

Renaissance Capital Corporation

The IPO Experts

THE IPO PLUS

AFTERMARKET FUND

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Renaissance Capital—The IPO Experts

Dear Fellow Shareholders:

We are pleased to present you with the IPO Plus Aftermarket Fund’s 2006 Annual Report. For the 12 months ended September 30, 2007, the IPO Plus Fund’s total return was 27.74%, compared with 16.44% for the S&P 500, 19.62% for the NASDAQ OTC Composite and 12.34% for the Russell 2000 Index*.

During the period, the IPO Plus Fund was positively impacted by its investments in the stocks of Chinese companies in the country’s emerging media/advertising, lodging, medical/healthcare or education industries. These companies are benefiting from the boom in the Chinese economy and the rise of China’s middle class.

In addition, the Fund benefited from its investments in the stocks of technology companies in emerging industries, such as on-demand software and solar energy.  Both of these sectors are benefiting from the powerful secular growth waves as their end markets are still in the relatively early stages of growth.

However, the IPO Plus Fund was negatively impacted by its investments in the stocks of offshore service companies as these companies were impacted by soft vessel demand and the corresponding lower daily rates in the Gulf of Mexico, which were due to decreased demand for hurricane-related repair work and were in some cases hurt by shipyard delays which diminished fleet availability.

Although the Fund had no exposure to the sub-prime and credit markets, some of its holdings in the financial sector were negatively impacted as this sector experienced weakness as investors reassessed their appetite and cut their exposure across the entire financial food chain.

Thank you for being an IPO Plus Fund shareholder.

Sincerely,

IPO Plus Aftermarket Fund

November 13, 2007

* 15.27% and 1.92% were the IPO Plus Fund’s respective average annual returns for the five-year period and the period since inception on 12/19/97 through 09/30/07. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The IPO Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. The NASDAQ Composite Index measures all NASDAQ domestic and international-based common type stocks listed on the NASDAQ Stock Market.

IPO+

			Average Annual
	Year Ended	Five Years Ended	Total Return
	September 30, 2007	September 30, 2007	Since Inception*
IPO Plus Aftermarket Fund	27.74%	15.27%	1.92%
Russell 2000 Index	12.34%	18.75%	8.21%
Nasdaq OTC Composite	19.62%	18.18%	6.02%
S&P 500 Index	16.44%	15.45%	6.69%

* The line chart above represents the changes in value of a hypothetical $10,000 investment made at the Fund’s inception (12/19/97) through 9/30/07.  Returns include the reinvestment of all Fund distributions.  The returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than original cost.  Past performance is not predictive of future performance.  This chart is for illustrative purposes only and may not represent your returns.

IPO Plus Fund's Best Quarter	12/99	71.64%
IPO Plus Fund's Worst Quarter	12/00	-38.81%

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets
Advertising	4.17%	Metal Fabricating/Hardware	3.30%
Aerospace/Defense	3.97%	Oil / Gas	0.70%
Commercial Services	8.14%	Real Estate	1.90%
Cosmetics/Personal Care	5.02%	Restaurants	2.49%
Energy - Alternative Sources	2.62%	Semiconductors	1.08%
Engineering & Construction	4.19%	Software	2.06%
Entertainment	2.48%	Telecom Services	8.80%
Financial Services	9.59%	Transportation	0.80%
Healthcare - Products	0.75%	Trucking & Leasing	1.32%
Healthcare Services	2.71%	Utilities	5.69%
Internet	4.39%	Other/Cash & Equivalents	20.43%
Lodging	3.40%	Total	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Renaissance Capital Greenwich Funds

We have audited the accompanying statement of assets and liabilities of The IPO Plus Aftermarket Fund, a series of shares of Renaissance Capital Greenwich Funds, including the portfolio of investments as of September 30, 2007 and the related statement of operations for the year the ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.      An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The IPO Plus Aftermarket Fund as of September 30, 2007, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 16, 2007

IPO+

PORTFOLIO OF INVESTMENTS

As of September 30, 2007

		Shares	Value
	Common Stock 79.57%
	Advertising 4.17%
	Focus Media Holding Ltd. ADR *	13,000	$ 754,260

	Aerospace/Defense 3.97%
	Aerovironment, Inc. *	4,109	94,548
	Spirit Aerosystems Holdings, Inc. *	16,000	623,040
			717,588
	Commercial Services 8.14%
	Capella Education Co. *	5,000	279,550
	DynCorp International, Inc. *	35,000	808,850
	SAIC, Inc. *	20,000	383,800
			1,472,200
	Cosmetics/Personal Care 5.02%
	Herbalife, Ltd.	20,000	909,200

	Energy - Alternate Sources 2.62%
	First Solar, Inc. *	2,000	235,480
	Suntech Power Holdings Co. Ltd. ADR *	6,000	239,400
			474,880
	Engineering & Construction 4.19%
	KBR, Inc. *	16,000	620,320
	Stanley, Inc. *	5,000	137,750
			758,070
	Entertainment 2.48%
	National CineMedia, Inc.	20,000	448,000

	Financial Services 9.59%
	Blackstone Group LP *	12,000	300,960
	Duff & Phelps Corp. *	11,000	201,850
	Fortress Investment Group LLC	10,000	213,200
	Intercontinental Exchange, Inc. *	5,000	759,500
	NYMEX Holdings, Inc.	2,000	260,360
			1,735,870
	Healthcare - Products 0.75%
	Hansen Medical, Inc. *	5,000	135,550

	Healthcare - Services 2.71%
	Nighthawk Radiology Holdings, Inc. *	20,000	490,200

	See Notes to Financial Statements.

IPO+

PORTFOLIO OF INVESTMENTS

As of September 30, 2007 (Continued)

		Shares	Value
	Internet 4.39%
	Google, Inc., Class A *	1,400	$ 794,178

	Lodging 3.40%
	Home Inns & Hotels Management, Inc. ADR *	10,000	348,000
	Las Vegas Sands Corp. *	2,000	266,840
			614,840
	Metal Fabricate/Hardware 3.30%
	Haynes International, Inc. *	7,000	597,590

	Oil & Gas 0.70%
	Continental Resources, Inc. *	7,000	126,980

	Real Estate 1.90%
	E-House China Holdings, Ltd. ADR *	15,000	343,500

	Restaurants 2.49%
	Tim Hortons, Inc.	13,000	453,050

	Semiconductors 1.08%
	Mellanox Technologies, Ltd. *	10,000	195,300

	Software 2.06%
	Commvault Systems, Inc. *	7,887	146,067
	DivX, Inc. *	5,000	74,350
	Omniture, Inc. *	5,000	151,600
			372,017
	Telecom Services 8.80%
	ACME Packet, Inc. *	16,000	246,720
	Clearwire Corp., Class A *	20,000	488,800
	NeuStar, Inc., Class A *	25,000	857,250
			1,592,770
	Transportation 0.80%
	Danaos Corp.	4,000	144,400

	Trucking & Leasing 1.32%
	Babcock & Brown Air, Ltd. *	10,500	239,400

	See Notes to Financial Statements.

IPO+

PORTFOLIO OF INVESTMENTS

As of September 30, 2007 (Continued)

		Shares	Value
	Utilities 5.69%
	Empresa Distribuidora Y Comercializadora Norte ADR *	10,000	$ 236,600
	ITC Holdings Corp.	16,000	792,800
			1,029,400

	Total Common Stocks (Cost $12,168,897)		14,399,243

	Short-Term Investments 19.68%
	Registered Investment Companies 19.68%
	Milestone Treasury Obligations Portfolio
	(Cost $3,559,704)	3,559,704	3,559,704

	Total Investments 99.25%
	(Cost $15,728,601)(a)		$ 17,958,947
	Securities Sold Short -3.32%		(600,700)
	Assets in Excess of Other Liabilities 4.07%		737,250
	Net Assets 100.00%		$ 18,095,497

	Securities Sold Short
	Transportation Services 1.26%
	Hertz Global Holdings, Inc. *	10,000	227,200
	Retail Apparel 2.06%
	J.Crew Group, Inc. *	9,000	373,500
	(Proceeds $595,059)		$ 600,700

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $15,777,446. At September 30, 2007 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was 2,181,501. This consists of aggregate gross unrealized
	appreciation of $2,313,708 and aggregate gross unrealized depreciation of $132,207.

	ADR - American Depository Receipt

	See Notes to Financial Statements.

IPO+

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Year Ended September 30,
	2007		2006		2005		2004	2003
Net Asset Value,
Beginning of Year	$ 11.79		$ 12.58		$ 10.55		$ 9.63	$ 7.40

Income (Loss) From
Investment Operations
Net Investment Income (Loss)	(0.18)		(0.20)		(0.25)		(0.26)	(0.15)
Net Realized and
Unrealized Gain (Loss)	3.43		(0.60)		2.28		1.17	2.38
Total from Investment
Operations	3.25		(0.80)		2.03		0.91	2.23

Paid-in-Capital From
Redemption Fees	0.02		0.01		0.00	*	0.01	0.00	*

Net Asset Value,
End of Year	$ 15.06		$ 11.79		$ 12.58		$ 10.55	$ 9.63

Total Return (1)	27.74%		(6.28)%		19.24%		9.55%	30.14%

Ratios and
Supplemental Data
Net Assets,
End of Year (000s)	$ 18,095		$ 15,761		$ 20,096		$ 19,579	$ 19,574
Ratio of Net Expenses
to Average Net Assets	2.50%	(2)	2.50%	(2)	2.50%		2.50%	2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets	(1.19)%		(1.42)%		(2.00)%		(2.24)%	(1.92)%
Ratio of Expense
to Average Net Assets,
excluding waivers	3.07%		3.18%		3.27%		3.28%	3.93%
Ratio of Net Investment Income
(Loss) to Average Net Assets,
excluding waivers	(1.76)%		(2.09)%		(2.77)%		(3.02)%	(3.35)%

Portfolio Turnover Rate	231.80%		260.25%		158.00%		159.73%	212.31%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
Total returns for periods less than one year are not annualized.
(2)	Excludes dividends on short sales. Including dividends on short sales, the ratio of net expenses to average net assets would have been 2.51% and 2.51% for the years ended September 30, 2007 and September 30, 2006, respectively.
*	Per share amount represents less than $0.01 per share.

See Notes to Financial Statements.

IPO+

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2007

Assets
Investment securities
At cost	$ 15,728,601
At value	$ 17,958,947
Receivable for Investments Sold	1,484,424
Cash on deposit with brokers for securities sold short	878,351
Interest Receivable	22,443
Prepaid Expenses and Other Assets	16,732
Total Assets	20,360,897

Liabilities
Payable for Investments Purchased	1,606,016
Securities Sold Short, at Value (Proceeds $595,059)	600,700
Payable for Advisory Fee	10,407
Payable for Distribution Fees	3,571
Payable for Shareholder Service Fees	3,577
Payable for Fund Shares Redeemed	2,940
Accrued Expenses and Other Liabilities	38,189
Total Liabilities	2,265,400

Net Assets	$ 18,095,497

Net Assets Consist of:
Paid-in-Capital	$ 89,460,303
Accumulated Net Realized Loss on Investments	(73,589,511)
Net Unrealized Appreciation on Investments	2,224,705

$ 18,095,497

Net Asset Value, Offering and Redemption Price Per Share*
($18,095,497/1,201,321 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 15.06

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements.

IPO+

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2007

Investment Income
Dividends (net of foreign tax withheld of $84)	$ 73,919
Interest	159,840
Total Investment Income	233,759

Expenses
Investment Adviser	270,662
Administration Fees	58,617
Distribution Fees	45,110
Shareholder Service Fees	45,110
Transfer Agent Fees and Expenses	44,161
Shareholder Reports	20,945
Auditing Fees	14,638
Trustees' Fees	13,707
Federal and State Registration	13,360
Legal Fees	10,885
Custody Fees	6,733
Insurance	1,996
Other Expenses	7,649
Total Expenses Before Dividends on Short Sales	553,573
Dividends Expense Related to Short Positions	600
Total Expenses	554,173
Less:
Fees Waived by the Adviser	(102,525)
Net Expenses	451,648
Net Investment Income (Loss)	(217,889)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	3,451,537
Short Sales	(271,908)
Net Realized Gain (Loss) on Investments and Short Sales	3,179,629

Net Change in Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	1,158,483
Short Sales	(5,641)
Net Change in Unrealized Appreciation (Depreciation)
of Investments and Short Sales	1,152,842

Net Realized and Unrealized Gain (Loss) on Investments	4,332,471

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,114,582

See Notes to Financial Statements.

IPO+

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	September 30,	September 30,
	2007	2006
Increase (Decrease) in Net Assets
from Operations
Net Investment Income (Loss)	$ (217,889)	$ (266,354)
Net Realized Gain (Loss) on Investments
and Short Sales	3,179,629	1,953,044
Net Change in Unrealized Appreciation
(Depreciation) of Investments and Short Sales	1,152,842	(2,774,985)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,114,582	(1,088,295)

Fund Share Transactions
Proceeds from Shares Sold	4,105,938	1,641,322
Cost of Shares Redeemed	(5,908,268)	(4,894,056)
Redemption Fee Proceeds	21,853	6,467
Net Increase (Decrease) in Net Assets
from Fund Share Transactions	(1,780,477)	(3,246,267)

Total Increase (Decrease) in Net Assets	2,334,105	(4,334,562)

Net Assets
Beginning of Year	15,761,392	20,095,954
End of Year	$ 18,095,497	$ 15,761,392

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	280,754	125,692
Number of Shares Redeemed	(416,184)	(386,265)
Net Increase (Decrease) in Fund Shares	(135,430)	(260,573)

See Notes to Financial Statements.

Notes to Financial Statements

For the Year Ended September 30, 2007

The IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.   Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of September 30, 2007, the Fund did not hold any securities for which market quotations were not readily available.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.   SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.   The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Notes to Financial Statements

For the Year Ended September 30, 2007 (Continued)

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 31, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

As of September 30, 2007, the IPO+ Fund had a federal income tax capital loss carry forward of $73,540,666.  Federal capital loss carry forwards expire as follows: $4,131,133 expiring in 2008, $65,326,226 expiring in 2009, $1,806,048 expiring in 2010 and $2,277,259 expiring in 2011.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

As of September 30, 2007 the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	Net unrealized appreciation (depreciation) on investments	Total accumulated earnings (deficit)
$(73,540,666)	$2,175,860	$(71,364,806)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually.  All distributions are recorded on the ex-dividend date.  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Permanent book and tax differences resulted in reclassification for the year ended September 30, 2007 as follows: a decrease in paid-in-capital of $217,889 and a decrease in undistributed net investment loss of $217,889.

4. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   Interest income is recorded on an accrual basis.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the year ended September 30, 2007, Renaissance Capital deferred fees of $102,525.  These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $383,872.   These deferrals will expire as follows: $156,680 expiring in 2008, $124,667 expiring in 2009 and $102,525 expiring in 2010.

Notes to Financial Statements

For the Year Ended September 30, 2007 (Continued)

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee, which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $21,853 for the year ended September 30, 2007.

E. TRUSTEES' FEES: Trustees’ fees are $4,000 per year plus $500 for each meeting attended per Trustee.

F. PURCHASES AND SALES: For the year ended September 30, 2007, the IPO+ Fund made purchases with a cost of $34,822,352 and sales with proceeds of $39,192,398 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security.  The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized.  The IPO+ Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.  Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short “against the box” (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short).  If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

Notes to Financial Statements

For the Year Ended September 30, 2007 (Continued)

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2007 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Trustees and Officers*

Name

Principal

Other

Address

Position(s)

Length of

Occupation(s)

Directorships

Date of Birth

Held with Fund (a)

Service (b)

During Past 5 Years

Held

Kathleen Shelton Smith

Affiliated Trustee

Trustee since

Chairperson, Vice President, Treasurer

None

Two Greenwich Plaza

Chairperson

December 1997

and Secretary

Greenwich, CT  06830

VP, Treasurer, CCO

Renaissance Capital LLC

05/27/54

William K. Smith

President

Trustee from

President and Director -

None

Two Greenwich Plaza

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

11/18/05*

05/10/51

Linda R. Killian

VP, Secretary,

Trustee from

Vice President and Director -

None

Two Greenwich Plaza

Chief Investment

12/18/97 through

Renaissance Capital LLC

Greenwich, CT  06830

Officer

11/18/05*

08/09/50

Warren K. Greene

Independent Trustee

Trustee since

Senior Vice President and

EII Realty

American Investors Fund LLC

December 1997

Investment Manager -

Securities Trust

40 Hoyt Street

NorthCoast Asset Management LLC**

Stamford, CT 06905

(January 1995 – June 2006)

02/03/36

Gerald W. Puschel

Independent Trustee

Trustee since

President and

None

F. Schumacher & Co.

December 1997

Chief Executive Officer

79 Madison Ave.

F. Schumacher & Co.

New York, NY  10016

12/16/41

(a) As of September 30, 2007, there is only one (1) portfolio in the complex and it is overseen by all Trustees

(b) The term of service for each trustee is indefinite until a successor is elected.

*At a meeting of the Board of Directors on November 18, 2005, Martin V. Alonzo, Philip D. Gunn and G. Peter O’Brien resigned as Independent Trustees of the Fund,

and Linda R. Killian and William K. Smith resigned as Affiliated Trustees of the Fund.

**FKA Trendlogic

The IPO+ Fund's Statement of Additional Information (SAI) includes information about the Fund's trustees and officers.

The SAI is available, without charge, upon request by calling toll-free 1-888-476-3863.

                                                                                       Supplemental Information

September 30, 2007 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from April 1, 2007 through September 30, 2007.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period** (4/1/07-9/30/07)
Actual	$1,000.00	$1,065.80	$12.95
Hypothetical (5% return before expenses)	1,000.00	1,012.53	12.61

** Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the days in the reporting period).

                                                                                     Supplemental Information

September 30, 2007

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on November 17, 2006, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between the Adviser and the Fund.

The Board, including the Independent Trustees, considered:  (1) fees charged by the Adviser in relation to the industry; (2) the extent and quality of services provided by the Adviser; (3) costs of services provided and the resulting profits to the Adviser and its affiliates, including the extent to which the Adviser has realized economies of scale as the Fund grows; (4) other revenue to the Adviser and its affiliates from their relationship with the Fund; (5) the control of operating expenses of the Fund; and (6) the manner in which portfolio transactions of the Fund are conducted, including the use of soft dollars.

With respect to profitability, it was noted that the Adviser currently reimburses Fund expenses and/or waives advisory fees to keep fund expenses down and, therefore, realizes no profit at this time.  With respect to the extent and quality of services provided by the Adviser, it was noted that the Adviser is a leading provider of IPO research in the financial industry.  The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the terms of the Agreement are fair and reasonable, the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Fund and that the most appropriate course of action in the best interests of the Fund’s shareholders would be to approve continuance of the Agreement.

THE IPO PLUS

AFTERMARKET FUND

AN IMPORTANT MESSAGE ABOUT OUR PRIVACY POLICY

As a broker-dealer and the investment advisor to the IPO Plus Aftermarket Fund, we at Renaissance Capital want to assure you that your privacy is important to us. We take every reasonable precaution to safeguard your personal information from unauthorized access.

We collect non-public personal information about you that we receive from you on the New Account or IRA Applications or other forms, correspondence or conversations.  We also collect information about your transactions with us, our affiliates, or others.

We do not sell or disclose any nonpublic personal information about you or your IPO Plus Fund Aftermarket account to anyone except as permitted by law.  For example, we disclose all of the information we collect, as described above, to our transfer agent so that they can process your transactions.  We restrict access to your nonpublic personal information to those employees who need to know that information so that they may provide products and services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standard to guard your nonpublic personal information.

If you own shares of the IPO Plus Aftermarket Fund through a financial intermediary including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your non-public personal information would be shared with nonaffiliated third parties.

For more information about our privacy policy, visit our web site www.IPOhome.com or call us toll free: 1-888-IPO-FUND (1-888-476-3863).

1-888-IPO-FUND

(1-888-476-3863)

IPOs for Everyone

Renaissance Capital—The IPO Experts

IPO PLUS AFTERMARKET FUND

NASDAQ Symbol: IPOSX

ADDING TO YOUR ACCOUNT IS SIMPLE!

To make an additional investment in your IPO Plus Fund account, complete the form below, detach and mail it with your check payable to the IPO Plus Fund:

Name on Account: ________________________________

IPO Plus Fund Account Number: ____________________

Amount: ____________________

Mail to: The IPO Plus Fund ● 4020 South 14th Street, Suite 2

Omaha, NE  68137

Questions? Call us toll-free 1-888-476-3863

www.IPOhome.com

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Warren Greene is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

             FY 09/30/07

$13,500

N/A

FY 09/30/06

$12,500

N/A

FY 09/30/05

$11,500

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 09/30/07

$0

N/A

FYE 09/30/06

$0

N/A

FYE 09/30/05

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 09/30/07

$2,500

N/A

FYE 09/30/06

$2,500

N/A

FYE 09/30/05

$2,000

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 09/30/07

$0

N/A

FYE 09/30/06

$0

N/A

FYE 09/30/05

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

0.00%

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 09/30/2007

$2,000

N/A

FYE 09/30/2006

$2,000

N/A

FYE 09/30/2005

$2,000

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

*

/s/

William K. Smith

William K. Smith, President

Date

12/07/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

William K. Smith

William K. Smith, President

Date

12/07/07

By (Signature and Title)

*

/s/

Kathleen S. Smith

Kathleen S. Smith, Vice President, Treasurer

Date

12/07/07

* Print the name and title of each signing officer under his or her signature.